CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based compensation	$ 9,736,901	$ 10,147,362	$ 14,213,841
Unrealized gain (loss) on available-for-sale securities, net of tax effect	0	0	88,563
Revenues from related parties	391,541,429	272,507,595	225,365,547
Interest expense	(372,961)		(2,056,556)
Execution and clearing	0		(1,751,505)
Communication and market data	(116,150)	(150,360)	(135,117)
Commissions | Related party
Revenues from related parties	174,250	122,113	4,001,833
Financing service fees | Related party
Revenues from related parties	0		1,329,490
Interest income | Related party
Revenues from related parties	1,601,526	$ 1,379,238	4,795,119
Other revenues | Related party
Revenues from related parties	$ 0		$ 1,805,126